Treasury shares	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Treasury shares
28. Treasury shares

	Number of shares 000s	£m
At 1 January 2019	3,225	33
Purchase of treasury shares	6,100	52
Release of treasury shares	(6,067)	(61)

At 31 December 2019	3,258	24
Purchase of treasury shares	1,105	6
Release of treasury shares	(3,460)	(23)

At 31 December 2020	903	7

The Group holds Pearson plc shares in trust to satisfy its obligations under its restricted share plans (see note 26). These shares, representing 0.1% (2019: 0.4%) of called-up
share capital, are treated as treasury shares for accounting purposes and have a par value of 25p per share. The nominal value of Pearson plc treasury shares amounts to £0.2m (2019: £0.8m). Dividends on treasury shares are waived. At 31 December 2020, the market value of Pearson plc treasury shares was £6m (2019: £21m).